Summary of Preliminary Fair Value of Assets Acquired and Liabilities Assumed at Acquisition Date, New Hampshire Electric and Gas Utilities (Detail) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended
	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Jul. 03, 2012 Granite State CAD	Jul. 03, 2012 EnergyNorth Natural Gas Inc CAD	Jul. 03, 2012 Granite State and EnergyNorth CAD	Jul. 31, 2012 Granite State and EnergyNorth USD ($)
Business Acquisition [Line Items]
Cash	23,229		395		395
Restricted cash			3,314		3,314
Working capital	23,229		1,778	25,255	27,033
Property, plant and equipment	755,133		86,935	256,305	343,240
Regulatory assets			32,068	87,203	119,271
Deferred financing			31		31
Other assets			172	83	255
Goodwill				27,580	27,580
Customer deposits			(661)	(962)	(1,623)
Long-term debt			(15,187)		(15,187)
Other long-term liabilities			(1,193)	(4,493)	(5,686)
Advances in aid of construction				(86)	(86)
Derivative liabilities				(2,601)	(2,601)
Regulatory liabilities			(5,494)	(27,572)	(33,066)
Pension and OPEB			(19,108)	(29,197)	(48,305)
Environmental obligation				(54,431)	(54,431)
Deferred income tax liabilities, net				(60,633)	(60,633)
Total net assets acquired			83,050	216,451	299,501	295,805
Less: Cash acquired	(23,229)		(395)		(395)
Total net assets acquired	669,905	100,058	82,655	216,451	299,106